UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-6180

Name of Fund: Merrill Lynch Utilities and Telecommunications Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Merrill Lynch Utilities and Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                                                   Shares
Country         Industry                                             Held    Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.0%   Diversified Telecommunication Services - 0.4%      18,000    Brasil Telecom Participacoes SA (b)        $    656,100
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.6%                          50,700    CPFL Energia SA (b)                           1,499,706
                                                                   88,400    EDP - Energias do Brasil SA (a)                 923,052
                                                                                                                        ------------
                                                                                                                           2,422,758
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Brazil                 3,078,858
------------------------------------------------------------------------------------------------------------------------------------
Canada - 8.3%   Diversified Telecommunication Services - 5.2%     156,900    BCE, Inc.                                     4,110,780
                                                                   50,500    Telus Corp.                                   1,912,718
                                                                   56,224    Telus Corp. (Non-Voting Shares)               2,070,364
                                                                                                                        ------------
                                                                                                                           8,093,862
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.6%                                       23,300    Rogers Communications, Inc. Class B             865,129
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 2.5%                 35,800    EnCana Corp.                                  1,753,992
                                                                   45,500    Talisman Energy, Inc.                         2,228,135
                                                                                                                        ------------
                                                                                                                           3,982,127
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Canada                12,941,118
------------------------------------------------------------------------------------------------------------------------------------
France - 1.6%   Diversified Telecommunication Services - 0.5%      24,700    France Telecom SA                               744,450
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.2%                               10,200    Gaz de France                                   339,954
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.9%                             31,000    Suez SA                                         904,345
                                                                   14,200    Veolia Environnement SA                         579,981
                                                                                                                        ------------
                                                                                                                           1,484,326
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in France                 2,568,730
------------------------------------------------------------------------------------------------------------------------------------
Germany - 2.8%  Diversified Telecommunication Services - 0.6%      46,300    Deutsche Telekom AG                             881,284
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.8%                          29,700    E.ON AG                                       2,833,406
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.4%                              9,000    RWE AG                                          602,693
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Germany                4,317,383
------------------------------------------------------------------------------------------------------------------------------------
Italy - 1.5%    Diversified Telecommunication Services - 1.2%     171,776    Telecom Italia SpA                              541,437
                                                                  494,800    Telecom Italia SpA (RNC)                      1,299,889
                                                                                                                        ------------
                                                                                                                           1,841,326
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.3%                              100,700    Snam Rete Gas SpA                               555,648
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Italy                  2,396,974
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.1%   Diversified Telecommunication Services - 0.4%      32,600    Telefonos de Mexico SA de CV (b)                625,920
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 0.7%         53,100    America Movil SA de CV (b)                    1,168,200
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Mexico                 1,794,120
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.3%    Diversified Telecommunication Services - 1.7%     159,888    Telefonica SA                                 2,644,395
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.6%                          33,600    Endesa SA                                       757,714
                                                                   72,200    Iberdrola SA                                  1,858,733
                                                                                                                        ------------
                                                                                                                           2,616,447
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in Spain                  5,260,842
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                                                   Shares
Country         Industry                                             Held    Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
United          Electric Utilities - 1.7%                          41,400    Scottish & Southern Energy Plc                $ 736,013
Kingdom - 4.7%                                                    208,900    Scottish Power Plc                            1,891,035
                                                                                                                        ------------
                                                                                                                           2,627,048
                --------------------------------------------------------------------------------------------------------------------
                Independent Power Producers &                     311,500    International Power Plc                       1,306,625
                Energy Traders - 0.8%
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.7%                             81,000    Centrica Plc                                    364,669
                                                                   69,919    National Grid Plc                               662,501
                                                                                                                        ------------
                                                                                                                           1,027,170
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 1.5%         86,900    Vodafone Group Plc (b)                        2,368,025
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the United Kingdom     7,328,868
------------------------------------------------------------------------------------------------------------------------------------
United          Commercial Services & Supplies - 0.4%             126,000    Synagro Technologies, Inc.                      655,200
States - 71.1%  --------------------------------------------------------------------------------------------------------------------
                Diversified Telecommunication Services - 7.6%     108,600    BellSouth Corp.                               2,855,094
                                                                   50,900    Citizens Communications Co.                     694,276
                                                                  103,800    SBC Communications, Inc.                      2,499,504
                                                                  134,525    Sprint Corp.                                  3,488,235
                                                                   71,700    Verizon Communications, Inc.                  2,345,307
                                                                                                                        ------------
                                                                                                                          11,882,416
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 20.4%                         52,700    American Electric Power Co., Inc.             1,959,386
                                                                   50,662    Cinergy Corp.                                 2,231,154
                                                                   37,800    Cleco Corp.                                     869,400
                                                                   23,200    DPL, Inc.                                       626,168
                                                                   67,100    Edison International                          3,021,513
                                                                   49,900    Entergy Corp.                                 3,738,009
                                                                  100,000    Exelon Corp.                                  5,389,000
                                                                   44,600    FPL Group, Inc.                               1,921,814
                                                                   54,300    FirstEnergy Corp.                             2,770,929
                                                                   17,100    ITC Holdings Corp.                              466,146
                                                                  137,200    PPL Corp.                                     4,384,912
                                                                   31,800    Pinnacle West Capital Corp.                   1,428,774
                                                                   59,100    Reliant Energy, Inc. (a)                        738,750
                                                                   72,000    The Southern Co.                              2,476,800
                                                                                                                        ------------
                                                                                                                          32,022,755
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment & Services - 1.1%                 14,000    Halliburton Co.                                 867,580
                                                                   11,800    Noble Corp.                                     841,340
                                                                                                                        ------------
                                                                                                                           1,708,920
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 6.2%                               33,100    AGL Resources, Inc.                           1,236,285
                                                                   17,200    Energen Corp.                                   659,104
                                                                   17,100    Equitable Resources, Inc.                     1,289,340
                                                                   27,100    National Fuel Gas Co.                           815,981
                                                                   47,300    New Jersey Resources Corp.                    2,222,154

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                                                   Shares
Country         Industry                                             Held    Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   18,600    Oneok, Inc.                                   $ 632,400
                                                                   21,500    Questar Corp.                                 1,677,430
                                                                   42,000    UGI Corp.                                     1,161,300
                                                                                                                        ------------
                                                                                                                           9,693,994
                --------------------------------------------------------------------------------------------------------------------
                Independent Power Producers &                      59,300    Constellation Energy Group, Inc.              3,483,875
                Energy Traders - 9.9%                              38,300    Duke Energy Corp.                             1,110,317
                                                                   21,200    NRG Energy, Inc. (a)                            848,424
                                                                   31,000    Ormat Technologies, Inc.                        682,000
                                                                   97,500    TXU Corp.                                     9,459,450
                                                                                                                        ------------
                                                                                                                          15,584,066
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.9%                                       19,700    Cablevision Systems Corp. Class A (a)           614,640
                                                                   25,500    Comcast Corp. Special Class A (a)               769,590
                                                                                                                        ------------
                                                                                                                           1,384,230
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 15.3%                            16,000    Alliant Energy Corp.                            480,800
                                                                   26,700    Ameren Corp.                                  1,466,631
                                                                   39,000    CMS Energy Corp. (a)                            627,900
                                                                    8,000    Consolidated Edison, Inc.                       375,280
                                                                   16,700    DTE Energy Co.                                  764,359
                                                                   66,837    Dominion Resources, Inc.                      5,111,694
                                                                   15,800    Energy East Corp.                               414,276
                                                                   38,000    KeySpan Corp.                                 1,450,460
                                                                  113,400    NSTAR                                         3,352,104
                                                                   19,900    NiSource, Inc.                                  480,386
                                                                   12,100    OGE Energy Corp.                                351,263
                                                                   63,500    PG&E Corp.                                    2,382,520
                                                                   42,900    Public Service Enterprise Group, Inc.         2,769,195
                                                                   41,400    SCANA Corp.                                   1,754,946
                                                                   26,300    Sempra Energy                                 1,178,766
                                                                   28,600    Wisconsin Energy Corp.                        1,120,262
                                                                                                                        ------------
                                                                                                                          24,080,842
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels - 6.7%                 20,500    Chesapeake Energy Corp.                         648,005
                                                                   11,000    ConocoPhillips                                  725,340
                                                                    9,400    Consol Energy, Inc.                             655,180
                                                                    9,600    Devon Energy Corp.                              583,392
                                                                   31,900    EOG Resources, Inc.                           2,036,177
                                                                   15,800    James River Coal Co. (a)                        783,206
                                                                   11,000    Kinder Morgan, Inc.                           1,050,170
                                                                   33,200    Peabody Energy Corp.                          2,379,444
                                                                   71,800    Williams Cos., Inc.                           1,611,192
                                                                                                                        ------------
                                                                                                                          10,472,106
                --------------------------------------------------------------------------------------------------------------------

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                                                   Shares
Country         Industry                                             Held    Common Stocks                                     Value
------------------------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication Services - 2.6%         52,945    Alltel Corp.                               $  3,282,061
                                                                   28,400    Nextel Partners, Inc. Class A (a)               745,216
                                                                                                                        ------------
                                                                                                                           4,027,277
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks in the United States    111,511,806
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks
                                                                             (Cost - $94,146,989) - 96.4%                151,198,699
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Face
                                                                   Amount    Trust Preferred
------------------------------------------------------------------------------------------------------------------------------------
United          Independent Power Producers &                  $1,092,450    AES Trust III, 6.75% due 10/15/2029           1,049,658
States - 0.7%   Energy Traders - 0.7%
                --------------------------------------------------------------------------------------------------------------------
                                                                             Total Trust Preferred
                                                                             (Cost - $661,484) - 0.7%                      1,049,658
------------------------------------------------------------------------------------------------------------------------------------

                                                               Beneficial
                                                                 Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                             $  2,742,031    Merrill Lynch Liquidity Series, LLC Cash
                                                                             Sweep Series I (c)                            2,742,031
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Short-Term Securities
                                                                             (Cost - $2,742,031) - 1.7%                    2,742,031
------------------------------------------------------------------------------------------------------------------------------------
                Total Investments (Cost - $97,550,504*) - 98.8%                                                          154,990,388

                Other Assets Less Liabilities - 1.2%                                                                       1,838,564
                                                                                                                        ------------
                Net Assets - 100.0%                                                                                     $156,828,952
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 97,662,092
                                                                   ============
      Gross unrealized appreciation                                $ 57,363,599
      Gross unrealized depreciation                                     (35,303)
                                                                   ------------
      Net unrealized appreciation                                  $ 57,328,296
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------
      Affiliate                                                Net Activity     Interest Income
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I  $ (1,804,921)     $       71,738
      -----------------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Utilities and Telecommunications Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: October 19, 2005